Revenue - Balance Sheet Impact (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Trade receivables, net	$ 1,624	$ 1,550
Contract assets	108	168
Contract assets (non-current), included in other noncurrent assets	118	135
Deferred revenue (current)	776	741
Deferred revenue (non-current)	$ 106	$ 58